Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events	17 Subsequent Events The Company has declared a dividend of $0.85 per share of common stock payable on August 28, 2025, to holders of record on August 19, 2025.